Debt - Summary of Maturities of Long Term Debt Principal Outstanding and Accrued Interest (Detail) - Total carrying amount $ in Thousands	Dec. 31, 2024 MXN ($)
Disclosure Of Debt [Line Items]
Total	$ 1,978,772,255
2025
Disclosure Of Debt [Line Items]
Total	425,218,517
2026
Disclosure Of Debt [Line Items]
Total	320,150,123
2027
Disclosure Of Debt [Line Items]
Total	153,134,281
2028
Disclosure Of Debt [Line Items]
Total	113,244,101
2029
Disclosure Of Debt [Line Items]
Total	76,325,207
2030 and thereafter
Disclosure Of Debt [Line Items]
Total	$ 890,700,026